WisdomTree Trust

245 Park Avenue

35th Floor

New York, NY 10167

November 2, 2018

VIA EDGAR

Securities and Exchange Commission

100 F. Street, N.E.

Washington, DC 20549

Attention: File Room

Re:	WisdomTree Trust (the “Trust”)

File Nos. 333-132380 and 811-21864

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and the Statement of Additional Information, with respect to the operational series of the Trust, for the above-referenced Registrant does not differ from the Prospectus and the Statement of Additional Information contained in Post-Effective Amendment No. 653 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A. The Amendment was filed electronically on October 26, 2018 with a designated effective date of November 1, 2018 (Accession No. 0001193125-18-308924).

Any comments or questions with respect to this filing should be directed to my attention at (917) 267-3721.

Very truly yours,

/s/ Ryan M. Louvar
Ryan M. Louvar
Secretary

cc:	W. John McGuire, Esq.